Capital and Reserves - Disclosure of Information About Stock Option Activity (Details) - shares	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017
Capital And Reserves
Options outstanding at the beginning of year			76,800
Expired during the year			(76,800)
Options outstanding and exercisable at the end of year